Financial Liabilities - Borrowings - Summary of Current and Non - Current Borrowings (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Finance lease liabilities	£ 534	£ 565
Non-current borrowings	1,144	1,245	[1]
Finance lease liabilities	71	68
Current borrowings	86	155
Borrowings	1,230	1,400
Overdrafts	15
3.75% US dollar notes 2022 [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	0	87
3.25% US dollar notes 2023 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	0	70
1.375% Euro notes 2025 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	257	257
3.75% gbp notes 2030 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	353	353
Bank loans and overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Overdrafts	£ 15	£ 0

[1]	Comparative balances have been restated – see Note 1b.